SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION

17.SEGMENT INFORMATION

We have the following reportable segments: Travel Marketplace and SAAS Platform. These reportable segments offer different products and services and are managed separately because the nature of products and services, and methods used to distribute the services are different. Corporate includes unallocated functions and expenses. In addition, we record restructuring expense, legal expense, warrant transaction expense, and sale of export incentives excluded from segment operating performance in Corporate. Our primary operating metric is Adjusted EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization). Assets, liabilities and expenses are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these reportable segments. Segment revenue is reported and reviewed by the CODM on a monthly basis.

Such amounts are detailed in our segment reconciliation below.

	Year Ended December 31, 2022
	Travel	SAAS
	Marketplace	Platform	Corporate	Total
Third-party revenue	$157,473	2,011	—	159,484
Intersegment revenue	—	—	—	—
Revenue	$157,473	2,011	—	159,484
Adjusted EBITDA	$12,451	(570)	—	11,881
Depreciation and amortization	(11,223)	(547)	—	(11,770)
Stock-based compensation	(62,042)	—	—	(62,042)
Restructuring and related costs	(2,542)	—	—	(2,542)
Sale of export incentives	(760)	—	—	(760)
Legal expense			(744)	(744)
Warrant transaction expense			(326)	(326)
Operating loss				(66,303)
Other expense, net				(23,808)
Loss before income taxes				(90,111)
Provision for income taxes				(127)
Net loss				(90,238)

	Year Ended December 31, 2021
	Travel	SAAS
	Marketplace	Platform	Total
Third-party revenue	$92,038	1,156	93,194
Intersegment revenue	—	—	—
Revenue	$92,038	1,156	93,194
Adjusted EBITDA	$(3,745)	(1,710)	(5,455)
Depreciation and amortization	(12,296)	(565)	(12,861)
Stock-based compensation	(3,936)	—	(3,936)
Operating loss			(22,252)
Other expense, net			(16,330)
Loss before income taxes			(38,582)
Provision for income taxes			(323)
Net loss			(38,905)

Geographic information

The following table represents revenue by geographic area, the United States, and all other countries, based on the geographic location of the Company’s subsidiaries.

	Year Ended December 31,
	2022	2021
United States	$149,781	$91,432
International	9,703	1,762
	$159,484	$93,194

The following table represents information on the Company’s long-lived assets (excluding capitalized software) and operating lease assets by geographic area, the United States, and all other countries, based on the geographic location of the Company’s Subsidiaries. As of December 31, 2021, long-lived assets located outside of the United States were not material.

Year Ended December 31,
2022
United States	$1,016
International	$642
$1,658